Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	$ 1,940,119	$ 1,818,250
Balance ending	1,825,720	1,940,119
Extinguished during the year		236,636
Discount		(51,410)
Accretion	39,493	78,295
Effects of currency translation	(153,892)	(141,652)
3% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	528,849	288,558
Balance ending	505,721	528,849
Extinguished during the year		236,636
Discount
Accretion	19,166	34,970
Effects of currency translation	(42,294)	(31,315)
3.5% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	43,271	43,313
Balance ending	41,368	43,271
Extinguished during the year
Discount
Accretion	1,557	3,214
Effects of currency translation	(3,460)	(3,256)
8.5% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	935,081	1,030,167
Balance ending	875,180	935,081
Extinguished during the year
Discount		(51,410)
Accretion	14,066	30,018
Effects of currency translation	(73,967)	(73,694)
8% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	432,918	456,212
Balance ending	403,451	432,918
Extinguished during the year
Discount
Accretion	4,704	10,093
Effects of currency translation	$ (34,171)	$ (33,387)